Employee benefits (Details 10) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	$ 10,252
Fair value of plan assets	$ 14,384	$ 12,559
Percentage, fair value	100.00%	100.00%
Quoted prices in active markets, fair value	$ 4,132
Quoted prices in active markets	4,132
Unquoted prices	9,946
Total fair value	$ 14,078	$ 12,274
Percentage	98.00%	98.00%
Receivables [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	$ 1,466
Fair value of plan assets	$ 1,466	$ 1,353
Percentage, fair value	10.00%	11.00%
Fixed income [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	$ 7,698
Fair value of plan assets	$ 10,910	$ 8,845
Percentage, fair value	75.00%	70.00%
Quoted prices in active markets, fair value	$ 3,212
Government bonds [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	7,694
Fair value of plan assets	9,450	$ 7,450
Quoted prices in active markets, fair value	1,756
Fixed income fund [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets	786	864
Quoted prices in active markets, fair value	786
Other investment [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	4
Fair value of plan assets	674	531
Quoted prices in active markets, fair value	670
Variable income [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	210
Fair value of plan assets	$ 945	$ 1,427
Percentage, fair value	5.00%	9.00%
Quoted prices in active markets, fair value	$ 735
Common and preferred shares [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets	735	$ 1,184
Quoted prices in active markets, fair value	735
Other investment one [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	210
Fair value of plan assets	210	243
Structured investments [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	31
Fair value of plan assets	$ 216	$ 159
Percentage, fair value	4.00%	4.00%
Quoted prices in active markets, fair value	$ 185
Real estate properties [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	541
Fair value of plan assets	$ 541	$ 490
Percentage, fair value	4.00%	4.00%
Loans to participants [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	$ 306
Fair value of plan assets	$ 306	$ 285
Percentage, fair value	2.00%	2.00%